SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of goodwill and indefinite-lived intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment provisions	$ 0	$ 0	$ 0
Indefinite-lived intangible assets	$ 0	$ 0	$ 0